Other operating income (Tables)	12 Months Ended
Dec. 31, 2021
Other operating income
Summary of analysis of the Group's other operating income

	2021	2020	2019
	£ 000	£ 000	£ 000
Government grants	8,829	1,989	—
R&D tax credit	2,388	328	399
Other	135	—	—
	11,352	2,317	399